FINANCIAL INSTRUMENTS - Summary of Change in Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning balance	$ 3,029.3
Write-off	0.0	$ 8.7
Assets	3,512.6	3,029.3
Loans to consumers | Accumulated impairment
Disclosure of financial assets [line items]
Beginning balance	(8.7)	(3.4)	$ (24.0)
Write-off	(10.9)	0.0	0.0
(Additions)/Reversal	(2.2)	(5.3)	20.6
Assets	$ 0.0	$ (8.7)	$ (3.4)